Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of net income (loss) available to common shareholders

	2019	2018
Net income (loss)	$(3,776,293)	$21,344,498
Deemed capital contribution on extinguishment of preferred stock	-	4,068,720
Net income (loss) available to common shareholders - basic	(3,776,293)	25,413,218
Interest expense on convertible notes payable -related parties	-	74,465
Net income (loss) available to common shareholders - diluted	$(3,776,293)	$25,487,683

Weighted average shares outstanding - basic	25,591,877	19,196,808
Dilutive shares – convertible notes payable – related parties	-	3,457,603
Weighted average shares outstanding - diluted	25,591,877	22,654,411

Basic income (loss) per share	$(0.15)	$1.32
Diluted income (loss) per share	$(0.15)	$1.12